Distribution Date:	02/18/25	WFRBS Commercial Mortgage Trust 2014-C25
Determination Date:	02/11/25
Next Distribution Date:	03/17/25
Record Date:	01/31/25	Commercial Mortgage Pass-Through Certificates
Series 2014-C25

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	RBS Commercial Funding Inc.
Certificate Factor Detail	3		Thomas Conway	(203) 897-2365
Certificate Interest Reconciliation Detail	4		600 Washington Boulevard | Stamford, CT 06901 | United States
		Master Servicer	Wells Fargo Bank, N.A.
Exchangeable Certificate Detail	5
			Investor Relations		REAM_InvestorRelations@wellsfargo.com
Exchangeable Certificate Factor Detail	6
			1901 Harrison Street | Oakland, CA 94612 | United States
Additional Information	7	Special Servicer	CWCapital Asset Management LLC
Bond / Collateral Reconciliation - Cash Flows	8		Attention: Brian Hanson		bhanson@cwcapital.com
Bond / Collateral Reconciliation - Balances	9		900 19th Street NW, 8th Floor | Washington, DC 20006 | United States
Current Mortgage Loan and Property Stratification	10-14	Trust Advisor	BellOak, LLC
Mortgage Loan Detail (Part 1)	15		Attention: Reporting		Reporting@belloakadvisors.com
Mortgage Loan Detail (Part 2)	16		200 N. Pacific Coast Highway, Suite 1400 | El Segundo, CA 90245 | United States
Principal Prepayment Detail	17	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
			Bank, N.A.
Historical Detail	18		Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
Delinquency Loan Detail	19				trustadministrationgroup@computershare.com
			9062 Old Annapolis Road | Columbia, MD 21045 | United States
Collateral Stratification and Historical Detail	20
		Trustee	Wilmington Trust, National Association
Specially Serviced Loan Detail - Part 1	21		Attention: CMBS Trustee	(302) 636-4140	CMBSTrustee@wilmingtontrust.com
Specially Serviced Loan Detail - Part 2	22		1100 North Market Street | Wilmington, DE 19890 | United States
Modified Loan Detail	23
Historical Liquidated Loan Detail	24
Historical Bond / Collateral Loss Reconciliation Detail	25
Interest Shortfall Detail - Collateral Level	26
Supplemental Notes	27

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and special notices. In addition, certificateholders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 27

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class (3)	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	92939LAA4	1.518000%	31,829,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	92939LAB2	2.932000%	42,716,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-3	92939LAC0	3.429000%	35,436,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-4	92939LAD8	3.365000%	210,000,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-5	92939LAE6	3.631000%	235,930,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-SB	92939LAF3	3.369000%	57,125,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-S	92939LAG1	3.984000%	73,345,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	21.63%
B	92939LAH9	4.236000%	38,315,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	17.25%
C	92939LAJ5	4.272959%	29,557,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	13.88%
D	92939LAU0	3.803000%	61,304,000.00	58,954,339.09	247,120.12	186,836.13	0.00	0.00	433,956.25	58,707,218.97	50.39%	6.88%
E	92939LAW6	3.320000%	10,947,000.00	10,947,000.00	0.00	30,286.70	0.00	0.00	30,286.70	10,947,000.00	41.15%	5.63%
F	92939LAY2	3.320000%	20,799,000.00	20,799,000.00	0.00	57,543.90	0.00	0.00	57,543.90	20,799,000.00	23.57%	3.25%
G	92939LBA3	3.320000%	28,463,284.00	27,895,643.92	0.00	72,180.97	0.00	0.00	72,180.97	27,895,643.92	0.00%	0.00%
V	92939LBC9	0.000000%	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	92939LBE5	0.000000%	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			875,766,286.00	118,595,983.01	247,120.12	346,847.70	0.00	0.00	593,967.82	118,348,862.89

X-A	92939LAL0	4.320959%	686,381,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
X-B	92939LAM8	0.517959%	129,176,000.00	58,954,339.09	0.00	25,446.60	0.00	0.00	25,446.60	58,707,218.97
X-C	92939LAN6	1.000959%	10,947,000.00	10,947,000.00	0.00	9,131.25	0.00	0.00	9,131.25	10,947,000.00
X-D	92939LAQ9	1.000959%	20,799,000.00	20,799,000.00	0.00	17,349.12	0.00	0.00	17,349.12	20,799,000.00
X-E	92939LAS5	1.000959%	28,463,284.00	27,895,643.92	0.00	23,268.66	0.00	0.00	23,268.66	27,895,643.92
Notional SubTotal			875,766,284.00	118,595,983.01	0.00	75,195.63	0.00	0.00	75,195.63	118,348,862.89

Deal Distribution Total					247,120.12	422,043.33	0.00	0.00	669,163.45

(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month's Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.
(3)

The balances of the Class A-S, Class B, Class C certificates represent the balance of their respective Regular Interest, as detailed in the Pooling and Servicing Agreement. A portion of these classes may be exchanged and held in Class PEX. For details on the current status and

	payments of Class PEX, see page 5.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 27

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	92939LAA4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	92939LAB2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3	92939LAC0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-4	92939LAD8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-5	92939LAE6	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-SB	92939LAF3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-S	92939LAG1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
B	92939LAH9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
C	92939LAJ5	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
D	92939LAU0	961.67198046	4.03106029	3.04769885	0.00000000	0.00000000	0.00000000	0.00000000	7.07875913	957.64092017
E	92939LAW6	1,000.00000000	0.00000000	2.76666667	0.00000000	0.00000000	0.00000000	0.00000000	2.76666667	1,000.00000000
F	92939LAY2	1,000.00000000	0.00000000	2.76666667	0.00000000	0.00000000	0.00000000	0.00000000	2.76666667	1,000.00000000
G	92939LBA3	980.05711217	0.00000000	2.53593261	0.17555880	7.93044998	0.00000000	0.00000000	2.53593261	980.05711217
V	92939LBC9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	92939LBE5	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	92939LAL0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
X-B	92939LAM8	456.38771204	0.00000000	0.19699170	0.00000000	0.00000000	0.00000000	0.00000000	0.19699170	454.47466224
X-C	92939LAN6	1,000.00000000	0.00000000	0.83413264	0.00000000	0.00000000	0.00000000	0.00000000	0.83413264	1,000.00000000
X-D	92939LAQ9	1,000.00000000	0.00000000	0.83413241	0.00000000	0.00000000	0.00000000	0.00000000	0.83413241	1,000.00000000
X-E	92939LAS5	980.05711217	0.00000000	0.81749738	0.00000000	0.00000000	0.00000000	0.00000000	0.81749738	980.05711217

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 27

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-4	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-5	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-SB	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
X-A	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
X-B	01/01/25 - 01/30/25	30	0.00	25,446.60	0.00	25,446.60	0.00	0.00	0.00	25,446.60	0.00
X-C	01/01/25 - 01/30/25	30	0.00	9,131.25	0.00	9,131.25	0.00	0.00	0.00	9,131.25	0.00
X-D	01/01/25 - 01/30/25	30	0.00	17,349.12	0.00	17,349.12	0.00	0.00	0.00	17,349.12	0.00
X-E	01/01/25 - 01/30/25	30	0.00	23,268.66	0.00	23,268.66	0.00	0.00	0.00	23,268.66	0.00
A-S	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
B	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
C	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
D	01/01/25 - 01/30/25	30	0.00	186,836.13	0.00	186,836.13	0.00	0.00	0.00	186,836.13	0.00
E	01/01/25 - 01/30/25	30	0.00	30,286.70	0.00	30,286.70	0.00	0.00	0.00	30,286.70	0.00
F	01/01/25 - 01/30/25	30	0.00	57,543.90	0.00	57,543.90	0.00	0.00	0.00	57,543.90	0.00
G	01/01/25 - 01/30/25	30	220,729.67	77,177.95	0.00	77,177.95	4,996.98	0.00	0.00	72,180.97	225,726.65
Totals			220,729.67	427,040.31	0.00	427,040.31	4,996.98	0.00	0.00	422,043.33	225,726.65

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 27

				Exchangeable Certificate Detail
		Pass-Through					Prepayment
Class	CUSIP	Rate	Original Balance	Beginning Balance Principal Distribution Interest Distribution			Penalties	Losses	Total Distribution	Ending Balance
Regular Interest
A-S (Cert)	92939LAG1	N/A	73,345,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-S (PEX)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
B (Cert)	92939LAH9	N/A	38,315,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
B (PEX)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
C (Cert)	92939LAJ5	N/A	29,557,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
C (PEX)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Regular Interest Total			141,217,000.03	0.00	0.00	0.00	0.00	0.00	0.00	0.00

Exchangeable Certificate Details
PEX	92939LAK2	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Exchangeable Certificates Total			0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.										Page 5 of 27

Exchangeable Certificate Factor Detail
Cumulative
			Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance Principal Distribution Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
None

© 2021 Computershare. All rights reserved. Confidential.								Page 6 of 27

	Additional Information
Total Available Distribution Amount (1)	669,163.45
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 7 of 27

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	444,674.26	Master Servicing Fee	2,541.45
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	321.05
Interest Adjustments	0.00	Trustee Fee	210.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	51.06
ARD Interest	0.00	Trust Advisor Fee	275.74
Net Prepayment Interest Excess / (Shortfall)	0.00
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	444,674.26	Total Fees	3,399.29

Principal		Expenses/Reimbursements
Scheduled Principal	247,120.12	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	0.00
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	4,996.98
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Negative Amortization	0.00	Taxes Imposed on Trust Fund	0.00
Principal Adjustments	0.00	Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	247,120.12	Total Expenses/Reimbursements	4,996.98

		Interest Reserve Deposit	14,234.68

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	422,043.33
Excess Liquidation Proceeds	0.00	Principal Distribution	247,120.12
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
		Borrower Option Extension Fees	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	669,163.45
Total Funds Collected	691,794.38	Total Funds Distributed	691,794.40

© 2021 Computershare. All rights reserved. Confidential.			Page 8 of 27

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	118,595,983.01	118,595,983.01	Beginning Certificate Balance	118,595,983.01
(-) Scheduled Principal Collections	247,120.12	247,120.12	(-) Principal Distributions	247,120.12
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	118,348,862.89	118,348,862.89	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	118,694,250.82	118,694,250.82	Ending Certificate Balance	118,348,862.89
Ending Actual Collateral Balance	118,520,241.10	118,520,241.10

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	0.00
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	0.00
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	4.32%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls or Realized Losses absorbed by overcollateralization, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 9 of 27

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
2,000,000 or less	0	0.00	0.00%	0	0.0000	0.000000	1.30 or less	1	25,295,598.96	21.37%	(3)	4.6000	0.843200
2,000,001 to 3,000,000	0	0.00	0.00%	0	0.0000	0.000000	1.31 to 1.40	0	0.00	0.00%	0	0.0000	0.000000
3,000,001 to 4,000,000	0	0.00	0.00%	0	0.0000	0.000000	1.41 to 1.50	0	0.00	0.00%	0	0.0000	0.000000
4,000,001 to 5,000,000	0	0.00	0.00%	0	0.0000	0.000000	1.51 to 1.60	1	6,495,171.64	5.49%	(3)	4.3600	1.544900
5,000,001 to 6,000,000	0	0.00	0.00%	0	0.0000	0.000000	1.61 to 1.70	0	0.00	0.00%	0	0.0000	0.000000
6,000,001 to 7,000,000	1	6,495,171.64	5.49%	(3)	4.3600	1.544900	1.71 to 1.80	0	0.00	0.00%	0	0.0000	0.000000
7,000,001 to 8,000,000	0	0.00	0.00%	0	0.0000	0.000000	1.81 to 1.90	1	86,558,092.29	73.14%	(3)	4.2820	1.833900
8,000,001 to 9,000,000	0	0.00	0.00%	0	0.0000	0.000000	1.91 to 2.00	0	0.00	0.00%	0	0.0000	0.000000
9,000,001 to 10,000,000	0	0.00	0.00%	0	0.0000	0.000000	2.01 to 2.25	0	0.00	0.00%	0	0.0000	0.000000
10,000,001 to 15,000,000	0	0.00	0.00%	0	0.0000	0.000000	2.26 to 2.50	0	0.00	0.00%	0	0.0000	0.000000
15,000,001 to 20,000,000	0	0.00	0.00%	0	0.0000	0.000000	2.51 to 3.50	0	0.00	0.00%	0	0.0000	0.000000
20,000,001 to 30,000,000	1	25,295,598.96	21.37%	(3)	4.6000	0.843200	3.51 or greater	0	0.00	0.00%	0	0.0000	0.000000
30,000,001 to 50,000,000	0	0.00	0.00%	0	0.0000	0.000000	Totals	3	118,348,862.89	100.00%	(3)	4.3542	1.606289
50,000,001 to 70,000,000	0	0.00	0.00%	0	0.0000	0.000000
70,000,001 or greater	1	86,558,092.29	73.14%	(3)	4.2820	1.833900
Totals	3	118,348,862.89	100.00%	(3)	4.3542	1.606289
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.													Page 10 of 27

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

Arizona	1	6,495,171.32	5.49%	(3)	4.3600	1.544900
							Office	3	17,619,693.07	14.89%	(3)	4.6000	0.843200
Colorado	1	86,558,092.29	73.14%	(3)	4.2820	1.833900
							Other	1	7,675,905.89	6.49%	(3)	4.6000	0.843200
North Carolina	4	25,295,598.96	21.37%	(3)	4.6000	0.843200
							Retail	2	93,053,263.61	78.63%	(3)	4.2874	1.813728
Totals	6	118,348,862.89	100.00%	(3)	4.3542	1.606289
							Totals	6	118,348,862.89	100.00%	(3)	4.3542	1.606289

Note: Please refer to footnotes on the next page of the report.

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				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	4.000% or less	0	0.00	0.00%	0	0.0000	0.000000	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.001% to 4.250%	0	0.00	0.00%	0	0.0000	0.000000	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.251% to 4.500%	2	93,053,263.93	78.63%	(3)	4.2874	1.813728	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	4.501% to 4.750%	1	25,295,598.96	21.37%	(3)	4.6000	0.843200	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	4.751% to 5.000%	0	0.00	0.00%	0	0.0000	0.000000	49 months or greater	3	118,348,862.89	100.00%	(3)	4.3542	1.606289
	5.001% to 5.250%	0	0.00	0.00%	0	0.0000	0.000000	Totals	3	118,348,862.89	100.00%	(3)	4.3542	1.606289
	5.251% or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	3	118,348,862.89	100.00%	(3)	4.3542	1.606289
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

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				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	60 months or less	3	118,348,862.89	100.00%	(3)	4.3542	1.606289	240 months or less	3	118,348,862.89	100.00%	(3)	4.3542	1.606289
61 months to 84 months		0	0.00	0.00%	0	0.0000	0.000000	241 months to 300 months	0	0.00	0.00%	0	0.0000	0.000000
	85 months or greater	0	0.00	0.00%	0	0.0000	0.000000	301 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	3	118,348,862.89	100.00%	(3)	4.3542	1.606289	Totals	3	118,348,862.89	100.00%	(3)	4.3542	1.606289
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

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				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	12 months or less	3	118,348,862.89	100.00%	(3)	4.3542	1.606289			No outstanding loans in this group
	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	3	118,348,862.89	100.00%	(3)	4.3542	1.606289
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

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						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal	Anticipated Maturity		Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
2	440000439	RT	Lakewood	CO	Actual/360	4.282%	319,805.35	174,009.72	0.00	N/A	11/01/24	--	86,732,102.01	86,558,092.29	02/01/25
8	820926191	Various Winston-Salem		NC	Actual/360	4.600%	100,389.91	48,276.96	0.00	N/A	11/11/24	--	25,343,875.92	25,295,598.96	12/11/24
27	870925552	RT	Phoenix	AZ	Actual/360	4.360%	24,479.00	24,833.44	0.00	N/A	11/11/24	--	6,520,005.08	6,495,171.64	11/11/24
Totals							444,674.26	247,120.12	0.00				118,595,983.01	118,348,862.89
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

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					Mortgage Loan Detail (Part 2)

			Most Recent	Most Recent	Appraisal					Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
2	17,508,154.82	11,815,408.13	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
8	3,568,119.00	1,551,407.00	01/01/24	09/30/24	--	0.00	0.00	147,839.74	296,018.42	0.00	0.00
27	940,106.00	745,094.76	01/01/24	09/30/24	--	0.00	0.00	48,875.07	146,760.92	0.00	0.00
Totals	22,016,379.82	14,111,909.89				0.00	0.00	196,714.82	442,779.34	0.00	0.00

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Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© 2021 Computershare. All rights reserved. Confidential.					Page 17 of 27

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
02/18/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.354249%	4.070968%	(3)
01/17/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	1	5,323,559.14	4.354245%	4.070959%	(2)
12/17/24	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.374998%	4.102418%	(1)
11/18/24	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	1	22,368,782.03	4.411339%	4.202849%	0
10/18/24	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.424903%	4.324764%	1
09/17/24	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.442822%	4.351412%	2
08/16/24	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	1	13,526,028.38	4.450502%	4.409041%	3
07/17/24	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	1	9,231,831.17	4.480792%	4.441044%	3
06/17/24	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	1	7,385,036.32	4.485794%	4.446224%	4
05/17/24	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3	100,000,000.00	4.484713%	4.445316%	5
04/17/24	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.389912%	4.352502%	6
03/15/24	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.390088%	4.352677%	7
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

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Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
8	820926191	12/11/24	1	5	147,839.74	296,018.42	166.01	25,391,962.41	11/08/24	13
27	870925552	11/11/24	2	5	48,875.07	146,760.92	4,008.51	6,570,186.40	10/28/24	2
Totals					196,714.82	442,779.34	4,174.52	31,962,148.81
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		118,348,863	86,558,092	31,790,771		0
0 - 6 Months		0	0	0		0
7 - 12 Months		0	0	0		0
13 - 24 Months		0	0	0		0
25 - 36 Months		0	0	0		0
37 - 48 Months		0	0	0		0
49 - 60 Months		0	0	0		0
> 60 Months		0	0	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Feb-25	118,348,863	86,558,092	25,295,599	6,495,172	0	0
Jan-25	118,595,983	86,732,102	25,343,876	6,520,005	0	0
Dec-24	132,633,950	95,362,738	0	0	37,271,211	0
Nov-24	180,229,018	142,869,655	0	0	37,359,363	0
Oct-24	371,132,194	371,132,194	0	0	0	0
Sep-24	440,716,373	440,716,373	0	0	0	0
Aug-24	453,132,402	453,132,402	0	0	0	0
Jul-24	585,582,558	585,582,558	0	0	0	0
Jun-24	595,938,042	595,938,042	0	0	0	0
May-24	604,390,056	604,390,056	0	0	0	0
Apr-24	708,927,559	708,927,559	0	0	0	0
Mar-24	709,994,058	709,994,058	0	0	0	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

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			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
2	440000439	86,558,092.29	86,558,092.29	135,000,000.00	10/22/24	11,084,923.88	1.83390	09/30/24	11/01/24	237
8	820926191	25,295,598.96	25,391,962.41	40,000,000.00	09/17/14	1,128,227.00	0.84320	09/30/24	11/11/24	237
27	870925552	6,495,171.64	6,570,186.40	9,300,000.00	12/06/24	685,661.01	1.54490	09/30/24	11/11/24	176
Totals		118,348,862.89	118,520,241.10	184,300,000.00		12,898,811.89

© 2021 Computershare. All rights reserved. Confidential.										Page 21 of 27

Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
2	440000439	RT	CO	08/29/24	1

The loan transferred to Special Servicing for imminent Maturity Default effective 8/29/2024 (11/1/2024 maturity date). The loan collateral is a 918,448 SF portion of a 1,145,725 SF enclosed regional mall located in Lakewood, CO. It was built in

2002 and renovated in 2013. Site inspection in September 2024 reported the property to be in good overall condition. According to the September 2024 rent roll, the overall mall is 89% occupied. Current strategy is to dual track a loan modification and for eclosure/receivership. One of two pari passu loans.

8	820926191	Various	NC	11/08/24	13

The loan transferred to Special Servicing for maturity default. The loan matured on 11/11/2024, and the Borrower was unable to payoff the loan. The subject is a portfolio that consists of 7 physical buildings grouped as 4 properties located in

Winsto n-Salem, NC and measure 483,240 RSF. These office buildings are accompanied by a parking deck with 1,600 spaces. Including surface parking, the Property has 3,250 parking spaces (6.70 spaces per 1,000 SF) in total. The

Property was built between 1983 and 1986 and sits on a 28.2 acre site. As of December 2024, the portfolio was 71.4% leased. A January 2025 site inspection found the asset in good overall condition with some signs of recent neglect. The

Borrower claims they were unable to refinance the asset prior to maturity. The special servicer is in discussions with the Borrower while also evaluating rights and remedies as outlined in the loan documents.

27	870925552	RT	AZ	10/28/24	2

The loan transferred to Special Servicing effective 10/28/2024 for imminent maturity default. The loan matured in November 2024. The Subject is a 130,028 SF retail property located in Phoenix, AZ and was built in 1993. An October 2024 site inspection found the asset in good overall condition. To date, the Borrower has not signed a PNA. A receiver was appointed in January 2025. Title expected in 2Q 2025.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
4	790922399	39,897,298.35	4.50000%	39,897,298.35 4.50000%		10	05/07/20	05/11/20	06/11/20
11	416000168	19,211,272.44	4.40000%	19,211,272.44 4.40000%		10	05/11/20	05/11/20	06/11/20
37	416000165	0.00	4.60000%	0.00	4.60000%	10	07/02/21	11/01/20	--
Totals		59,108,570.79		59,108,570.79
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

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				Historical Liquidated Loan Detail

		Loan		Gross Sales					Current		Loss to Loan	Percent of
		Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
20	416000167 04/17/19	11,451,708.80	13,800,000.00	14,134,454.84	3,355,426.23	14,134,454.84	10,779,028.61	672,680.19	0.00	105,039.83	567,640.36	4.65%
33	310925982 01/17/25	5,334,503.36	10,450,000.00	5,454,271.33	95,047.01	5,454,271.33	5,359,224.32	0.00	0.00	0.00	0.00	0.00%
Current Period Totals		0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals		16,786,212.16	24,250,000.00	19,588,726.17	3,450,473.24	19,588,726.17	16,138,252.93	672,680.19	0.00	105,039.83	567,640.36

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
20	416000167	12/17/20	0.00	0.00	567,640.36	0.00	0.00	(105,039.83)	0.00	0.00	567,640.36
		04/17/19	0.00	0.00	672,680.19	0.00	0.00	672,680.19	0.00	0.00
33	310925982	01/17/25	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			0.00	0.00	567,640.36	0.00	0.00	567,640.36	0.00	0.00	567,640.36

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			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
2	0.00	0.00	(1,862.60)	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
8	0.00	0.00	5,455.97	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
27	0.00	0.00	1,403.61	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	4,996.98	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		4,996.98

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Supplemental Notes
None

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